Earnings (Loss) per Share Attributable to Owners of the Controlling Company - Summary of Basic Earnings per Share (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic earnings per share [abstract]
Loss attributable to owners of the Controlling Company	₩ 1,186,182,126,952	₩ (94,852,991,844)	₩ (2,829,705,069,665)
Weighted-average number of common stocks outstanding	357,815,700	357,815,700	357,815,700
Basic loss per share	₩ 3,315	₩ (265)	₩ (7,908)